Share Capital - Movements in the Company's share capital (Details) £ in Thousands							12 Months Ended
	Sep. 20, 2018 GBP (£) shares	Aug. 09, 2018 GBP (£) shares	Sep. 13, 2017 GBP (£) shares	May 26, 2017 GBP (£) shares	May 18, 2017 GBP (£) shares	May 02, 2017 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Number of shares
Beginning balance (in shares) | shares							105,017,400	51,361,063
Issuance of shares (in shares) | shares				330,824	5,539,080	47,653,100	2,090,847
Exercise of options (in shares) | shares	251,125	58,112	133,333					133,333
Ending balance (in shares) | shares							105,326,637	105,017,400	51,361,063
Share Capital amounts in £'000s
Beginning balance							£ 5,251	£ 2,568
Issuance of shares				£ 17	£ 277	£ 2,383	15	70,325	£ 35,707
Exercise of options			£ 6
Vesting of RSUs	£ 12	£ 3
Ending balance							£ 5,266	£ 5,251	£ 2,568